Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue [Line Items]
Remaining performance obligations (in Dollars)	$ 257	$ 290
Customer Concentration Risk [Member] | Customer One [Member] | Revenue Benchmark [Member]
Revenue [Line Items]
Concentration risk percentage	72.85%	19.50%	38.90%
Customer Concentration Risk [Member] | Customer Two [Member] | Revenue Benchmark [Member]
Revenue [Line Items]
Concentration risk percentage	16.03%	18.40%	18.10%
Customer Concentration Risk [Member] | Customer Three [Member] | Revenue Benchmark [Member]
Revenue [Line Items]
Concentration risk percentage		16.90%	12.70%
Customer Concentration Risk [Member] | Customer Four [Member] | Revenue Benchmark [Member]
Revenue [Line Items]
Concentration risk percentage		14.50%
Customer Concentration Risk [Member] | Customer [Member] | Revenue Benchmark [Member]
Revenue [Line Items]
Concentration risk percentage	10.00%	10.00%	10.00%